MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2007-3

Collection Period						09/06/07-09/30/07
Determination Date						10/09/2007
Distribution Date						10/15/2007

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$500,000,011.04
2	.	Collections allocable to Principal				$13,285,029.06
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$0.00
5	.	Pool Balance on the close of the last day of the related Collection Period				$486,714,981.98
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$500,000,011.04

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$100,000,000.00		$85,419,378.28
		b.	Class A-2a Note Balance	$73,000,000.00		$73,000,000.00
		c.	Class A-2b Floating Rate Note Balance	$73,000,000.00		$73,000,000.00
		d.	Class A-3a Note Balance	$61,350,000.00		$61,350,000.00
		e.	Class A-3b Floating Rate Note Balance	$70,650,000.00		$70,650,000.00
		f.	Class A-4 Note Balance	$90,750,000.00		$90,750,000.00
		g.	Class B Note Balance	$20,000,000.00		$20,000,000.00
		h.	Class C Note Balance	$11,250,000.00		$11,250,000.00
		i.	Note Balance (sum a - h)	$500,000,000.00		$485,419,378.28

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	1.0000000		0.8541938
		b.	Class A-2a Note Pool Factor	1.0000000		1.0000000
		c.	Class A-2b Floating Rate Note Pool Factor	1.0000000		1.0000000
		d.	Class A-3a Note Pool Factor	1.0000000		1.0000000
		e.	Class A-3b Floating Rate Note Pool Factor	1.0000000		1.0000000
		f.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		g.	Class B Note Pool Factor	1.0000000		1.0000000
		h.	Class C Note Pool Factor	1.0000000		1.0000000
		i.	Note Pool Factor	1.0000000		0.9708388

9	.	Overcollateralization Target Amount				$5,597,222.29
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$1,295,603.70

11	.	Weighted Average Coupon			%	10.46%
12	.	Weighted Average Original Term			months	63.35
13	.	Weighted Average Remaining Term			months	57.26

14	.	1-Month LIBOR for the accrual period ending 10/15/07				5.50250%
15	.	Note Rate applicable to the Class A-2b notes for the accrual period ending 10/15/07				5.80250%
16	.	Note Rate applicable to the Class A-3b notes for the accrual period ending 10/15/07				5.90250%

Collections

17	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$3,639,997.05
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$3,639,997.05

18	.	Principal:
		a.	Collections allocable to Principal			$13,285,029.06
		b.	Liquidation Proceeds allocable to Principal			$0.00
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$13,285,029.06

19	.	Total Finance Charge and Principal Collections (17d+ 18d)				$16,925,026.11
20	.	Interest Income from Collection Account				$19,168.95
21	.	Simple Interest Advances				$0.00
22	.	Net Swap Receipts				$81,194.63
23	.	Swap Termination Payment Amounts received from Swap Counterparty				$0.00
24	.	Available Collections (Ln19 + 20 + 21 + 22 + 23)				$17,025,389.69

Available Funds

25	.	Available Collections		$17,025,389.69
26	.	Reserve Account Draw Amount		$0.00
27	.	Available Funds		$17,025,389.69

Application of Available Funds

28	.	Total Servicing Fee
		a.	Monthly Servicing Fee	$416,666.68
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$416,666.68
		d.	Shortfall Amount (a + b - c)	$0.00

29	.	Unreimbursed Servicer Advances		$0.00

30	.	Monthly Net Swap Payment Amount		$0.00

31	.	Senior Swap Termination Payment Amount		$0.00

32	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$421,673.06
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$421,673.06

		e.	Class A-2a Monthly Interest	$274,682.78
		f.	Additional Note Interest related to Class A-2a Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
		h.	Total Class A-2a Note Interest (sum e-g)	$274,682.78

		i.	Class A-2b Monthly Interest	$305,920.69
		j.	Additional Note Interest related to Class A-2b Monthly	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
		l.	Total Class A-2b Note Interest (sum i-k)	$305,920.69

		m.	Class A-3a Monthly Interest	$229,960.25
		n.	Additional Note Interest related to Class A-3a Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-3a Monthly Interest	$0.00
		p.	Total Class A-3a Note Interest (sum m-o)	$229,960.25

		q.	Class A-3b Monthly Interest	$301,175.06
		r.	Additional Note Interest related to Class A-3b Monthly Interest	$0.00
		s.	Interest Due on Additional Note Interest related to Class A-3b Monthly Interest	$0.00
		t.	Total Class A-3b Note Interest (sum q-s)	$301,175.06

		u.	Class A-4 Monthly Interest	$348,681.67
		v.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		w.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		x.	Total Class A-4 Note Interest (sum u-w)	$348,681.67

33	.	Priority Principal Distributable Amount		$0.00

34	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$88,400.00
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$88,400.00

35	.	Secondary Principal Distributable Amount		$2,035,018.02

36	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$61,587.50
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$61,587.50

37	.	Required Payment Amount (Ln 28 + (sum of Ln 30 through Ln 36))		$4,483,765.71

38	.	Reserve Account Deficiency		$0.00

39	.	Regular Principal Distributable Amount		$16,847,222.29

40	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

41	.	Subordinate Swap Termination Payment Amount		$0.00

Collection Account Activity

42	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$3,639,997.05
		b.	Total Daily Deposits of Principal Collections	$13,285,029.06
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$19,168.95
		e.	Net Swap Receipt	$81,194.63
		f.	Swap Termination Payment Amounts received from Swap Counterparty	$0.00
		g.	Total Deposits to Collection Account (sum a - f)	$17,025,389.69

43	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$416,666.68
		b.	Monthly Net Swap Payment Amount	$0.00
		c.	Swap Termination Payment Amounts owed to Swap Counterparty	$0.00
		d.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,608,723.01
		e.	Deposit to Reserve Account	$0.00
		f.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
		g.	Total Withdrawals from Collection Account (sum a - f)	$17,025,389.69

Note Payment Account Activity

44	.	Deposits
		a.	Class A-1 Interest Distribution	$421,673.06
		b.	Class A-2a Interest Distribution	$274,682.78
		c.	Class A-2b Interest Distribution	$305,920.69
		d.	Class A-3a Interest Distribution	$229,960.25
		e.	Class A-3b Interest Distribution	$301,175.06
		f.	Class A-4 Interest Distribution	$348,681.67
		g.	Class B Interest Distribution	$88,400.00
		h.	Class C Interest Distribution	$61,587.50

		i.	Class A-1 Principal Distribution	$14,580,621.72
		j.	Class A-2a Principal Distribution	$0.00
		k.	Class A-2b Principal Distribution	$0.00
		l.	Class A-3a Principal Distribution	$0.00
		m.	Class A-3b Principal Distribution	$0.00
		n.	Class A-4 Principal Distribution	$0.00
		o.	Class B Principal Distribution	$0.00
		p.	Class C Principal Distribution	$0.00
		q.	Total Deposits to Note Payment Account (sum a - p)	$16,612,702.73

45	.	Withdrawals
		a.	Class A-1 Distribution	$15,002,294.78
		b.	Class A-2a Distribution	$274,682.78
		c.	Class A-2b Distribution	$305,920.69
		d.	Class A-3a Distribution	$229,960.25
		e.	Class A-3b Distribution	$301,175.06
		f.	Class A-4 Distribution	$348,681.67
		g.	Class B Distribution	$88,400.00
		h.	Class C Distribution	$61,587.50
		i.	Total Withdrawals from Note Payment Account (sum a - h)	$16,612,702.73

Certificate Payment Account Activity

46	.	Deposits
		a.	Excess Funds	$0.00
		b.	Reserve Account surplus (Ln 56)	$0.00
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

47	.	Withdrawals
		a.	Certificateholder Distribution	$0.00
		b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

48	.	Lesser of: (a or b)
		a.	$2,500,000.00	$2,500,000.00
		b.	Note Balance	$485,419,378.28

49	.	Required Reserve Account Amount		$2,500,000.00

Reserve Account Reconciliation

50	.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.00
51	.	Investment Earnings		$3,979.72
52	.	Reserve Account Draw Amount		$0.00
53	.	Reserve Account Amount (Ln 50+ Ln 51- Ln 52)		$2,503,979.72
54	.	Deposit from Available Funds (Ln 43e)		$0.00
55	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$3,979.72
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee; and	$0.00
		c.	the Swap Counterparty for the payment of any unfunded Subordinate Swap Termination Payment Amount	$0.00
56	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
			and to the extent no unfunded amounts described in Ln 55 exist	$0.00
57	.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)		$2,500,000.00
58	.	Reserve Account Deficiency (Ln49 - Ln57)		$0.00

Instructions to the Trustee

59	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
60	.	Amount to be paid to Servicer from the Collection Account			$416,666.68
61	.	Amount to be paid to the Swap Counterparty from the Collection Account			$0.00
62	.	Amount to be deposited from the Collection Account into the Note Payment Account			$16,608,723.01
63	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$0.00
64	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
65	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$3,979.72
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$0.00
66	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$15,002,294.78
67	.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account			$274,682.78
68	.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account			$305,920.69
69	.	Amount to be paid to Class A-3a Noteholders from the Note Payment Account			$229,960.25
70	.	Amount to be paid to Class A-3b Noteholders from the Note Payment Account			$301,175.06
71	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$348,681.67
72	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$88,400.00
73	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$61,587.50
74	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$0.00

Net Loss and Delinquency Activity

75	.	Net Losses with respect to preceding Collection Period			$0.00
76	.	Cumulative Net Losses			$0.00
77	.	Cumulative Net Loss Percentage			0.0000%

78	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	237	$2,911,142.36
		b.	61 to 90 days past due	4	$66,015.82
		c.	91 or more days past due	0	$0.00
		d.	Total (sum a - c)	241	2,977,158.18

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 9, 2007.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer